Organization, Use of Estimates and Basis of Presentation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Basic loss per share computation
Net loss attributable to common stockholders	$ (2,412,000)	$ (2,816,000)	$ (7,872,000)	$ (9,463,000)	$ (13,140,000)	$ (7,406,000)
Weighted Average common shares - basic (in shares)	8,702,237	5,574,447	8,702,237	5,574,244	5,985,346	5,571,993
Basic net loss per share (in dollars per share)	$ (0.28)	$ (0.51)	$ (0.90)	$ (1.70)	$ (2.20)	$ (1.33)
Diluted loss per share computation
Net loss attributable to common stockholders	$ (2,412,000)	$ (2,816,000)	$ (7,872,000)	$ (9,463,000)	$ (13,140,000)	$ (7,406,000)
Less: Gain on derivative warrant liability	0	620,687	0	1,401,314	980,519	0
Loss available to common stockholders	$ (2,412,381)	$ (3,437,152)	$ (7,872,115)	$ (10,863,595)	$ (14,120,339)	$ (7,406,367)
Weighted Average common shares (in shares)	8,702,237	5,574,447	8,702,237	5,574,244	5,985,346	5,571,993
Incremental shares from assumed exercise of warrants and stock options	0	29,351	0	29,351	439,065	0
Adjusted weighted average share - diluted (in shares)	8,702,237	5,603,798	8,702,237	5,603,595	6,424,410	5,571,993
Diluted net loss per share (in dollars per shares)	$ (0.28)	$ (0.61)	$ (0.90)	$ (1.94)	$ (2.20)	$ (1.33)